FINANCIAL AND OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2016
FINANCIAL AND OTHER INCOME, NET [Abstract]
Schedule of Financial And Other Income, Net
	Six months ended June 30,
	2016	2015
	Unaudited

Interest income	$377	$406
Income from sales of marketable securities	277	-
Exchange rate differences and other	12	(82)

Financial and other income, net	$666	$324